UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22794

Gator Series Trust

(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of principal executive offices)

       (Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Registrant's telephone number, including area code: 813-282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Gator Focus Fund

ALLY FINANCIAL INC.

Ticker Symbol:ALLY	Cusip Number:0200005N100
Record Date: 3/12/2018	Meeting Date: 5/8/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: Franklin W. Hobbs	For	Issuer	For	With
1b	Election of Director: Kenneth J. Bacon	For	Issuer	For	With
1c	Election of Director: Maureen A. Breakiron-Evans	For	Issuer	For	With
1d	Election of Director: William H. Cary	For	Issuer	For	With
1e	Election of Director: Mayree C. Clark	For	Issuer	For	With
1f	Election of Director: Kim S. Fennebresque	For	Issuer	For	With
1g	Election of Director: Marjorie Magner	For	Issuer	For	With
1h	Election of Director: John J. Stack	For	Issuer	For	With
1i	Election of Director: Michael F. Steib	For	Issuer	For	With
1j	Election of Director: Jeffrey J. Brown	For	Issuer	For	With
2	Advisory vote on executive compensation.	For	Issuer	For	With
3	Ratification of the Audit Committee's engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2018.	For	Issuer	For	With

BBX CAPITAL CORPORATION

Ticker Symbol:BBX	Cusip Number:05491N104
Record Date: 4/5/2018	Meeting Date: 5/15/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Alan B. Levan John E. Abdo Jarett S. Levan Seth M. Wise Norman H. Becker Steven M. Coldren Darwin Dornbush Willis N. Holcombe Oscar Holzmann Joel Levy William Nicholson Anthony P. Segreto Neil Sterling Charlie C Winningham II	For	Issuer	For	With
2	Approval of an amendment to the BBX Capital Corporation Amended and Restated 2014 Incentive Plan to increase the number of shares of Class A Common Stock available for issuance under the plan from 500,000 shares to 800,000 shares and the number of shares of Class B Common Stock available for issuance under the plan from 9,500,000 shares to 10,700,000 shares.	For	Issuer	For	With

BOB EVANS FARMS, INC.

Ticker Symbol:BOBE	Cusip Number:096761101
Record Date: 6/30/2017	Meeting Date: 8/23/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DOUGLAS N. BENHAM	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: CHARLES M. ELSON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MARY KAY HABEN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DAVID W. HEAD	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: KATHLEEN S. LANE	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: EILEEN A. MALLESCH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: LARRY S. MCWILLIAMS	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: J. MICHAEL TOWNSLEY	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: MICHAEL F. WEINSTEIN	For	Issuer	For	With
2	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT THAT ACCOMPANIES THIS NOTICE.	For	Issuer	For	With
3	APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RATIFY ERNST & YOUNG LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

CALATLANTIC GROUP, INC.

Ticker Symbol:CAA	Cusip Number:128195104
Record Date: 1/4/2018	Meeting Date: 2/12/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the Agreement and Plan of Merger, dated as of October 29, 2017, by and among CalAtlantic Group, Inc. ("CalAtlantic"), Lennar Corporation, a Delaware corporation ("Lennar"), and Cheetah Cub Group Corp., a newly formed Delaware corporation and a wholly-owned subsidiary of Lennar ("Merger Sub").	For	Issuer	For	With
2	To approve, on an advisory (non-binding) basis, specified compensatory arrangements between CalAtlantic and its named executive officers relating to the proposed merger of CalAtlantic with and into Merger Sub.	For	Issuer	For	With
3	To approve one or more proposals to adjourn the CalAtlantic special meeting, if necessary or appropriate, including adjournments to solicit additional proxies if there are not sufficient votes to approve the foregoing proposals.	For	Issuer	For	With

CARVANA CO.

Ticker Symbol:CVNA	Cusip Number:146869102
Record Date: 3/12/2018	Meeting Date: 5/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Ernie Garcia, III Ira Platt	For	Issuer	For	With
2	To ratify the selection of the Grant Thornton LLP as the Company's Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2018.	For	Issuer	For	With

COLONY NORTHSTAR, INC.

Ticker Symbol:CLNS	Cusip Number:19625W104
Record Date: 3/27/2018	Meeting Date: 5/8/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: Thomas J. Barrack, Jr.	For	Issuer	For	With
1b	Election of Director: Richard B. Saltzman	For	Issuer	For	With
1c	Election of Director: Douglas Crocker II	For	Issuer	For	With
1d	Election of Director: Nancy A. Curtin	For	Issuer	For	With
1e	Election of Director: Jon A. Fosheim	For	Issuer	For	With
1f	Election of Director: Justin E. Metz	For	Issuer	For	With
1g	Election of Director: George G. C. Parker	For	Issuer	For	With
1h	Election of Director: Charles W. Schoenherr	For	Issuer	For	With
1i	Election of Director: John A. Somers	For	Issuer	For	With
1j	Election of Director: John L. Steffens	For	Issuer	For	With
2	Approval of an advisory proposal regarding the compensation paid to Colony NorthStar, Inc.'s named executive officers (the "Say on Pay" proposal).	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as independent public auditor for the fiscal year ending December 31, 2018.	For	Issuer	For	With

DONNELLEY FINANCIAL SOLUTIONS INC.

Ticker Symbol:DFIN	Cusip Number:25787G100
Record Date: 3/29/2018	Meeting Date: 5/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.2	Election of Director: Lois M. Martin	For	Issuer	For	With
1.3	Election of Director: Charles D. Drucker	For	Issuer	For	With
1.4	Election of Director: Gary G. Greenfield	For	Issuer	For	With
1.5	Election of Director: Oliver R. Sockwell	For	Issuer	For	With
111	Election of Director: Daniel N. Leib	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
3	Ratification of Independent Registered Public Accounting Firm	For	Issuer	For	With

DONNELLEY FINANCIAL SOLUTIONS INC.

Ticker Symbol:DFIN	Cusip Number:25787G100
Record Date: 3/29/2018	Meeting Date: 5/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Daniel N. Leib	For	Issuer	For	With
1.2	Election of Director: Lois M. Martin	For	Issuer	For	With
1.3	Election of Director: Charles D. Drucker	For	Issuer	For	With
1.4	Election of Director: Gary G. Greenfield	For	Issuer	For	With
1.5	Election of Director: Oliver R. Sockwell	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
3	Ratification of Independent Registered Public Accounting Firm	For	Issuer	For	With

JANUS HENDERSON GROUP PLC

Ticker Symbol:JHG	Cusip Number:G4474Y214
Record Date: 3/12/2018	Meeting Date: 5/3/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the 2017 Annual Report and Accounts.	For	Issuer	For	With
10	To reappoint Mr G Schafer as a Director.	For	Issuer	For	With
11	To reappoint Ms A Seymour-Jackson as a Director.	For	Issuer	For	With
12	To reappoint Mr R Weil as a Director.	For	Issuer	For	With
13	To reappoint Mr T Yamamoto as a Director.	For	Issuer	For	With
14	To reappoint PricewaterhouseCoopers LLP as auditors and to authorise the Directors to agree their remuneration.	For	Issuer	For	With
15	To approve the Janus Henderson Group plc Deferred Equity Plan.	For	Issuer	For	With
16	To approve the Janus Henderson Group plc Restricted Share Plan.	For	Issuer	For	With
17	To approve the Janus Henderson Group plc Buy As You Earn Plan.	For	Issuer	For	With
18	To approve the Janus Henderson Group plc International Buy As You Earn Plan.	For	Issuer	For	With
19	To approve the Janus Henderson Group plc Sharesave Scheme.	For	Issuer	For	With
2	To reappoint Ms S Arkle as a Director.	For	Issuer	For	With
20	To approve the Janus Henderson Group plc 2010 Long Term Incentive Stock Plan.	For	Issuer	For	With
21	To approve the Janus Henderson Group plc 2012 Employment Inducement Award Plan.	For	Issuer	For	With
22	To approve the Janus Henderson Group plc Employee Stock Purchase Plan.	For	Issuer	For	With
23	To authorise the Company to purchase its own shares to a limited extent.	For	Issuer	For	With
24	To authorise the Company to purchase its own CDIs to a limited extent.	For	Issuer	For	With
3	To reappoint Ms K Desai as a Director.	For	Issuer	For	With
4	To reappoint Mr J Diermeier as a Director.	For	Issuer	For	With
5	To reappoint Mr K Dolan as a Director.	For	Issuer	For	With
6	To reappoint Mr E Flood Jr as a Director.	For	Issuer	For	With
7	To reappoint Mr A Formica as a Director.	For	Issuer	For	With
8	To reappoint Mr R Gillingwater as a Director.	For	Issuer	For	With
9	To reappoint Mr L Kochard as a Director.	For	Issuer	For	With

KINGSTONE COMPANIES, INC.

Ticker Symbol:KINS	Cusip Number:496719105
Record Date: 6/14/2017	Meeting Date: 8/9/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR BARRY B. GOLDSTEIN JAY M. HAFT FLOYD R. TUPPER WILLIAM L. YANKUS CARLA A. D'ANDRE	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF MARCUM LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

LA QUINTA HOLDINGS, INC.

Ticker Symbol:LQ	Cusip Number:50420D108
Record Date: 3/19/2018	Meeting Date: 4/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the Agreement and Plan of Merger, dated as of January 17, 2018, as it may be amended from time to time, by and among Wyndham Worldwide Corporation, ("Wyndham"), WHG BB Sub, Inc. ("Merger Sub") and La Quinta Holdings Inc. ("La Quinta").	For	Issuer	For	With
2	To approve the adoption of an amendment to La Quinta's Amended and Restated Certificate of Incorporation to (a) effect a reverse stock split of the La Quinta common stock at a ratio of 1-for-2 and (b) change the par value of the La Quinta common stock in connection with the reverse stock split from $0.01 per share to $0.02 per share.	For	Issuer	For	With
3	To approve, on a non-binding, advisory basis, certain compensation that will or may be paid by La Quinta to its named executive officers in connection with the merger of Merger Sub with and into La Quinta (the "merger"), with La Quinta surviving the merger as a wholly-owned subsidiary of Wyndham.	For	Issuer	For	With
4	To approve an adjournment of the special meeting from time to time, if necessary or appropriate, for the purpose of soliciting additional votes in favor of Proposal 1 and Proposal 2 if there are not sufficient votes at the time of the special meeting to approve Proposal 1 and Proposal 2.	For	Issuer	For	With

LIBERTY LATIN AMERICA LTD.

Ticker Symbol:LILA	Cusip Number:G9001E102
Record Date: 3/29/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Charles H.R. Bracken	For	Issuer	For	With
1.2	Election of Director: Balan Nair	For	Issuer	For	With
1.3	Election of Director: Eric L. Zinterhofer	For	Issuer	For	With
2	A proposal to appoint KPMG LLP as our independent auditors for the fiscal year ending December 31, 2018 and to authorize our board of directors, acting by the audit committee, to determine the independent auditors remuneration.	For	Issuer	For	With
3	A proposal to approve, on an advisory basis, the compensation of our named executive officers as described in this proxy statement under the heading "Executive Officers and Directors Compensation."	For	Issuer	For	With
4	A proposal to approve, on an advisory basis, the frequency at which future say-on-pay votes will be held.	For	Issuer	For	With

ONEMAIN HOLDINGS, INC.

Ticker Symbol:OMF	Cusip Number:68268W103
Record Date: 3/9/2018	Meeting Date: 4/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Douglas L. Jacobs Anahaita N. Kotval	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for OneMain Holdings, Inc. for the year ending December 31, 2018.	For	Issuer	For	With

ONEOK, INC.

Ticker Symbol:OKE	Cusip Number:682680103
Record Date: 3/26/2018	Meeting Date: 5/23/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of director: Brian L. Derksen	For	Issuer	For	With
1b	Election of director: Julie H. Edwards	For	Issuer	For	With
1c	Election of director: John W. Gibson	For	Issuer	For	With
1d	Election of director: Randall J. Larson	For	Issuer	For	With
1e	Election of director: Steven J. Malcolm	For	Issuer	For	With
1f	Election of director: Jim W. Mogg	For	Issuer	For	With
1g	Election of director: Pattye L. Moore	For	Issuer	For	With
1h	Election of director: Gary D. Parker	For	Issuer	For	With
1i	Election of director: Eduardo A. Rodriguez	For	Issuer	For	With
1j	Election of director: Terry K. Spencer	For	Issuer	For	With
2	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2018.	For	Issuer	For	With
3	Approve the ONEOK, Inc. Equity Incentive Plan.	For	Issuer	For	With
4	An advisory vote to approve ONEOK, Inc.'s executive compensation.	For	Issuer	For	With

OUTFRONT MEDIA, INC.

Ticker Symbol:OUT	Cusip Number:69007J106
Record Date: 4/13/2018	Meeting Date: 6/11/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Manuel A. Diaz Peter Mathes Susan M. Tolson	For	Issuer	For	With
2	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as OUTFRONT Media Inc.'s independent registered public accounting firm for fiscal year 2018.	For	Issuer	For	With
3	Approval, on a non-binding advisory basis, of the compensation of OUTFRONT Media Inc.'s named executive officers.	For	Issuer	For	With

PENN NATIONAL GAMING, INC.

Ticker Symbol:PENN	Cusip Number:707569109
Record Date: 4/19/2018	Meeting Date: 6/13/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR David A. Handler John M. Jacquemin	For	Issuer	For	With
2	Ratification of the selection Deloitte & Touche LLP as the Company's independent registered public accounting firm for the 2018 fiscal year.	For	Issuer	For	With
3	Advisory vote to approve the compensation paid to the Company's named executive officers.	For	Issuer	For	With
4	Approval of the Penn National Gaming, Inc. 2018 Long Term Incentive Compensation Plan.	For	Issuer	For	With

PENN NATIONAL GAMING, INC.

Ticker Symbol:PENN	Cusip Number:707569109
Record Date: 2/27/2018	Meeting Date: 3/29/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the issuance of shares of common stock of Penn National Gaming, Inc. ("Penn"), par value $0.01, to stockholders of Pinnacle Entertainment, Inc. ("Pinnacle") in connection with the Agreement and Plan of Merger dated as of December 17, 2017 by and among Penn, Franchise Merger Sub, Inc. and Pinnacle the (the "share issuance proposal").	For	Issuer	For	With
2	Approval of the adjournment of the special meeting of Penn shareholders, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve the share issuance proposal.	For	Issuer	For	With

PRESTIGE BRANDS HOLDINGS, INC.

Ticker Symbol:PBH	Cusip Number:74112D101
Record Date: 6/13/2017	Meeting Date: 8/1/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RONALD M. LOMBARDI JOHN E. BYOM GARY E. COSTLEY SHEILA A. HOPKINS JAMES M. JENNESS CARL J. JOHNSON NATALE S. RICCIARDI	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF PRESTIGE BRANDS HOLDINGS, INC. FOR THE FISCAL YEAR ENDING MARCH 31, 2018.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE ON THE RESOLUTION TO APPROVE THE COMPENSATION OF PRESTIGE BRANDS HOLDINGS, INC.'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO VOTE ON A NON-BINDING PROPOSAL AS TO THE FREQUENCY WITH WHICH STOCKHOLDERS WILL VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS IN FUTURE YEARS.	For	Issuer	For	With

SUNCOKE ENERGY, INC.

Ticker Symbol:SXC	Cusip Number:86722A103
Record Date: 3/7/2018	Meeting Date: 5/3/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: Alvin Bledsoe	For	Issuer	For	With
1b	Election of Director: Susan R. Landahl	For	Issuer	For	With
2	To approve the amendment and restatement of the SunCoke Energy, Inc. Long-Term Performance Enhancement Plan.	For	Issuer	For	With
3	To hold a non-binding advisory vote to approve the compensation of the Company's named executive officers ("Say-on-Pay").	For	Issuer	For	With
4	To hold a non-binding advisory vote on the frequency of future Say-on-Pay votes.	For	Issuer	For	With
5	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	For	Issuer	For	With

TEEKAY CORPORATION

Ticker Symbol:TK	Cusip Number:Y8564W103
Record Date: 4/17/2018	Meeting Date: 6/15/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR C. Sean Day Alan Semple Bill Utt	For	Issuer	For	With

TRANSUNION

Ticker Symbol:TRU	Cusip Number:89400J107
Record Date: 3/2/2018	Meeting Date: 5/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Pamela A. Joseph James M. Peck	For	Issuer	For	With
2	Ratification of appointment of Ernst & Young LLP as TransUnion's independent registered public accounting firm for the fiscal year ending December 31, 2018.	For	Issuer	For	With

VOYA FINANCIAL, INC.

Ticker Symbol:VOYA	Cusip Number:929089100
Record Date: 4/2/2018	Meeting Date: 5/30/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: Lynne Biggar	For	Issuer	For	With
1b	Election of Director: Jane P. Chwick	For	Issuer	For	With
1c	Election of Director: Ruth Ann M. Gillis	For	Issuer	For	With
1d	Election of Director: J. Barry Griswell	For	Issuer	For	With
1e	Election of Director: Rodney O. Martin, Jr.	For	Issuer	For	With
1f	Election of Director: Byron H. Pollitt, Jr.	For	Issuer	For	With
1g	Election of Director: Joseph V. Tripodi	For	Issuer	For	With
1h	Election of Director: Deborah C. Wright	For	Issuer	For	With
1i	Election of Director: David Zwiener	For	Issuer	For	With
2	Approval, in a non-binding advisory vote, of the compensation paid to the named executive officers, as disclosed and discussed in the Proxy Statement	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2018	For	Issuer	For	With

WASHINGTON PRIME GROUP INC.

Ticker Symbol:WPG	Cusip Number:93964W108
Record Date: 3/22/2018	Meeting Date: 5/17/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: J. Taggart Birge	For	Issuer	For	With
1b	Election of Director: Louis G. Conforti	For	Issuer	For	With
1c	Election of Director: John J. Dillon III	For	Issuer	For	With
1d	Election of Director: Robert J. Laikin	For	Issuer	For	With
1e	Election of Director: John F. Levy	For	Issuer	For	With
1f	Election of Director: Sheryl G. von Blucher	For	Issuer	For	With
1g	Election of Director: Jacquelyn R. Soffer	For	Issuer	For	With
2	To approve a non-binding and advisory resolution regarding Washington Prime Group Inc.'s executive compensation as described in the proxy statement.	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as Washington Prime Group Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2018.	For	Issuer	For	With

WELLCARE HEALTH PLANS INC.

Ticker Symbol:WCG	Cusip Number:94946T106
Record Date: 3/26/2018	Meeting Date: 5/23/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director: Richard C. Breon	For	Issuer	For	With
1b	Election of Director: Kenneth A. Burdick	For	Issuer	For	With
1c	Election of Director: Amy Compton-Phillips	For	Issuer	For	With
1d	Election of Director: H. James Dallas	For	Issuer	For	With
1e	Election of Director: Kevin F. Hickey	For	Issuer	For	With
1f	Election of Director: Christian P. Michalik	For	Issuer	For	With
1g	Election of Director: Glenn D. Steele, Jr.	For	Issuer	For	With
1h	Election of Director: William L. Trubeck	For	Issuer	For	With
1i	Election of Director: Kathleen E. Walsh	For	Issuer	For	With
1j	Election of Director: Paul E. Weaver	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	For	Issuer	For	With
3	Advisory vote on the compensation of the Company's named executive officers ("Say on Pay").	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gator Series Trust

By /s/Derek Pilecki

* Derek Pilecki

President and Secretary

Date: July 31, 2018

*Print the name and title of each signing officer under his or her signature.